Segmented information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information
23. Segment information:

During the first quarter of 2015, Westport realigned the structure of the company's internal organization. The realignment combines, our historical operating segments, Westport Applied Technologies, Westport On-Road Systems and Westport Off-Road Systems into a single operating segment, Westport Operations. This change reflects the manner in which operating decisions and assessing business performance is currently managed by the Chief Operating Decision Makers (the CEO and the COO “CODMs”). As Westport narrows its focus within certain business units, including its investments in joint ventures, and defers certain products and related programs, the CODMs manage the combined businesses as a whole. Therefore, the Westport Operations segment provides more meaningful information to users of Westport’s financial statements.   All comparable periods presented have been revised to reflect this change.

The financial information for the Company’s business segments evaluated by the CODMs includes the results of CWI and WWI as if they were consolidated, which is consistent with the way Westport manages its business segments. As CWI and WWI are accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in four operating segments:

- Westport Operations designs manufactures and sells compressed natural gas, liquefied natural gas, and liquefied petroleum gas components and systems to over 20 global OEMs, and to aftermarket customers in over 60 countries.

- Corporate and Technology Investments, which includes corporate costs such as research and development, general and administrative, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments;

- CWI which serves the medium- to heavy-duty engine markets with spark ignited natural gas engines. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas; and

- WWI develops, manufactures, and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally.

The accounting policies for the reportable segments are consistent with those described in note 2. The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, impairment charges, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments. The Company did not record any intersegment sales or transfers for the year ended December 31, 2015, December 31, 2014 and December 31, 2013.
23. Segment information (continued):

	Years ended December 31,
	2015	2014	2013
Revenue:
Westport Operations	$100,108	$126,988	$151,615
Corporate and Technology Investments	3,196	3,581	12,417
CWI	331,882	337,234	310,651
WWI	185,967	618,465	466,580
Total segment revenues	621,153	1,086,268	941,263
Less: equity investees' revenue	(517,849)	(955,699)	(777,231)
Total consolidated revenues	$103,304	$130,569	$164,032
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:

Westport Operations	$(15,230)	$(22,379)	$(67,426)
Corporate and Technology Investments	(70,254)	(87,363)	(83,546)
CWI	51,011	21,555	23,539
WWI	3,784	78,502	14,496
Total segment operating loss	(30,689)	(9,685)	(112,937)
Less: equity investees’ operating income	(54,795)	(100,057)	(38,035)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(85,484)	(109,742)	(150,972)
Depreciation and amortization:
Westport Operations	6,625	13,573	11,474
Corporate and Technology Investments	7,029	5,093	4,814
Provision for inventory purchase commitments (Westport Operations)	—	4,106	—
Losses on impairments, write-downs and disposals
Corporate and Technology Investments	—	3,458	31,564
Westport Operations	22,722	26,146	9,959
	36,376	52,376	57,811
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(121,860)	(162,118)	(208,783)
Foreign exchange (gain) loss, bank charges and other	(11,223)	(2,730)	(14,573)
Loss from operations	(110,637)	(159,388)	(194,210)
Interest on long-term debt and other income (expenses), net	(5,337)	(5,032)	(3,771)
Income from investment accounted for by the equity method	18,317	14,222	13,444
Loss before income taxes	$(97,657)	$(150,198)	$(184,537)
23. Segment information (continued):

	Years ended December 31,
	2015	2014	2013
Total additions to long-lived assets excluding business combinations:
Westport Operations	$1,350	$2,278	$20,871
Corporate and Technology Investments	3,495	7,971	5,579
	$4,845	$10,249	$26,450

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2015	2014	2013
Americas (including United States)	28%	40%	42%
Asia (including China)	16%	12%	11%
Other (including Italy)	56%	48%	47%

The Company’s revenue earned from Canadian customers is not significant and has been included in revenue from sales in the Americas.

As at December 31, 2015, total goodwill of $3,008 (December 31, 2014 - $23,352) was allocated to the Westport Operations segment.

As at December 31, 2015, total long-term investments of $30,565 (December 31, 2014 - $32,898) was allocated to the Corporate segment and $546 (December 31, 2014 - $426) was allocated to Westport Operations.

Total assets are allocated as follows:

	December 31, 2015	December 31, 2014
Westport Operations	$157,452	$219,261
Corporate and Technology Investments and unallocated assets	52,200	116,588
CWI	171,189	172,941
WWI	125,724	182,215
	506,565	691,005
Less: equity investees’ total assets	296,913	355,156
Total consolidated assets	$209,652	$335,849
23. Segment information (continued):

The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill (included in intangible assets below).

Long-lived assets information by geographic area:

December 31, 2015	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	$6,212	$19,531	$25,743
Netherlands	2,952	5,135	8,087
Canada	18,875	494	19,369
United States	14,210	—	14,210
Sweden	124	—	124
China	7,059	—	7,059
Australia	708	155	863
	50,140	25,315	75,455
Less: equity investees' long lived assets	7,613	—	7,613
Total consolidated long-lived assets	$42,527	$25,315	$67,842

December 31, 2014	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	$9,084	$44,139	$53,223
Netherlands	3,729	6,245	9,974
Canada	24,410	673	25,083
United States	20,386	—	20,386
Sweden	208	—	208
China	6,329	—	6,329
Australia	1,018	215	1,233
	65,164	51,272	116,436
Less: equity investees' long lived assets	7,030	—	7,030
Total consolidated long-lived assets	$58,134	$51,272	$109,406